Expense Example - FidelitySustainabilityIndexFunds-ComboPRO - FidelitySustainabilityIndexFunds-ComboPRO - Fidelity U.S. Sustainability Index Fund - Fidelity U.S. Sustainability Index Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 11
3 years	35
5 years	62
10 years	$ 141